CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 28, 2014	Dec. 27, 2013
Statement of Financial Position [Abstract]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 3,839	$ 3,595
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	2,500,000
Common stock, shares issued (in shares)	1,478,151	1,478,151
Common stock, shares outstanding (in shares)	1,478,151	1,478,151